FINANCIAL ASSETS AND LIABILITIES - Summary of Changes in Loans, Borrowings and Debentures (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning Balance	R$ 56,904,654	R$ 52,987,216
Proceeds	16,983,225	12,785,628
Payment of interest	(4,759,976)	(3,552,292)	R$ (3,441,978)
Repayment of principal	(12,187,560)	(8,054,763)
Payment of interest on work in progress	(128,520)	(288,569)
Business combination	285,033
Interest, exchange rate and fair value	9,358,570	3,027,434
Ending balance	R$ 66,455,426	R$ 56,904,654	R$ 52,987,216